Investment Securities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amortized cost	$ 443,029,000	$ 507,186,000
Gross unrealized gains	201	536
Gross unrealized losses	51,306,000	62,328,000
Estimated fair value	391,924,000	445,394,000
GSE - Mortgage-backed securities
Amortized cost	257,705,000	263,712,000
Gross unrealized gains	185,000	445,000
Gross unrealized losses	22,988,000	23,657,000
Estimated fair value	234,902,000	240,500,000
U.S. Government sponsored enterprises
Amortized cost	11,111,000	12,245,000
Gross unrealized gains	0	0
Gross unrealized losses	596,000	706,000
Estimated fair value	10,515,000	11,539,000
State and political subdivisions
Amortized cost	129,922,000	184,768,000
Gross unrealized gains	0	91,000
Gross unrealized losses	24,829,000	34,656,000
Estimated fair value	105,093,000	150,203,000
U.S Treasuries [Member]
Amortized cost	10,974,000	10,951,000
Gross unrealized gains	0	0
Gross unrealized losses	830,000	1,137,000
Estimated fair value	10,144,000	9,814,000
Private label mortgage backed securities
Amortized cost	33,317,000	35,510,000
Gross unrealized gains	16	0
Gross unrealized losses	2,063,000	2,172,000
Estimated fair value	$ 31,270,000	$ 33,338,000